Commitments and Contingencies - Summary of Contingencies of Claim for Damages in the Event of Non-Compliance of Responsibility Completion (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Balance of loans	₩ 992,040
Contingencies of claim for damages [member]
Disclosure of contingent liabilities [line items]
Contract amount	12,205,010
Contingency amount	11,694,900
Balance of loans	7,742,354
Contingencies of claim for damages [member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	305,519
Contingency amount	76,000
Balance of loans	20,000
Contingencies of claim for damages [member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	11,899,491
Contingency amount	11,618,900
Balance of loans	7,722,354
Group [Member] | Contingencies of claim for damages [member]
Disclosure of contingent liabilities [line items]
Contract amount	11,307,873
Contingency amount	11,336,970
Balance of loans	7,425,322
Group [Member] | Contingencies of claim for damages [member] | Maintenance projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	305,519
Contingency amount	76,000
Balance of loans	20,000
Group [Member] | Contingencies of claim for damages [member] | Other projects [member]
Disclosure of contingent liabilities [line items]
Contract amount	11,002,354
Contingency amount	11,260,970
Balance of loans	₩ 7,405,322